Consolidated Statements of Changes in Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Share CNY	Additional Paid-in Capital CNY	Statutory Reserves CNY	Accumulated Other Comprehensive Loss CNY	Retained Earnings CNY	Total Shanda Games Limited Shareholders' Equity CNY	Non-controlling interests CNY
Balance at Dec. 31, 2008		1,235,915	40,193	477,250	113,869	(86,974)	552,644	1,096,982	138,933
Balance (in shares) at Dec. 31, 2008			550,000,000
Issuance of ordinary shares upon initial public offering		1,041,153	1,782	1,039,371				1,041,153
Issuance of ordinary shares upon initial public offering (in shares)			26,087,000
Corporate expense allocation (Note 2(1))		14,351		14,351				14,351
Share-based compensation (Note 19)		125,811		112,450				112,450	13,361
Exercise of share option of a foreign subsidiary		15,955		1,932				1,932	14,023
Cumulative currency translation adjustments of the Company		183				183		183
Cumulative currency translation adjustments of subsidiaries		42,642				21,637		21,637	21,005
Unrealized gain/loss on marketable securities		6,389				6,389		6,389
Appropriations to statutory reserves					13,165		(13,165)
Distribution to Shanda		(928,391)		(416,165)			(512,226)	(928,391)
Net income		1,471,536					1,452,972	1,452,972	18,564
Balance at Dec. 31, 2009		3,025,544	41,975	1,229,189	127,034	(58,765)	1,480,225	2,819,658	205,886
Balance (in shares) at Dec. 31, 2009			576,087,000
Share repurchase of the Company		(255,925)	(821)	(21,112)			(233,992)	(255,925)
Share repurchase of the Company (in shares)			(12,123,982)
Corporate expense allocation (Note 2(1))		8,183		8,183				8,183
Restricted stocks granted to subsidiary employees in connection with acquisition (Note 4)		24,050		24,050				24,050
Share-based compensation (Note 19)		105,927		100,907				100,907	5,020
Exercise of share options of the Company		24,528	229	24,299				24,528
Exercise of share options of the Company (in shares)			3,426,236
Exercise of share option of a foreign subsidiary		4,287		439				439	3,848
Cumulative currency translation adjustments of the Company		17,409				17,409		17,409
Cumulative currency translation adjustments of subsidiaries		6,277				4,464		4,464	1,813
Unrealized gain/loss on marketable securities		(3,842)				(3,842)		(3,842)
Appropriations to statutory reserves					14,529		(14,529)
Distribution to Shanda		(8,742)		53,711			(62,453)	(8,742)
Non-controlling interests arising from acquisition		6,451							6,451
Net income		1,304,667					1,288,821	1,288,821	15,846
Balance at Dec. 31, 2010		4,258,814	41,383	1,419,666	141,563	(40,734)	2,458,072	4,019,950	238,864
Balance (in shares) at Dec. 31, 2010			567,389,254
Share repurchase of the Company		(186,287)	(778)	(21,970)			(163,539)	(186,287)
Share repurchase of the Company (in shares)			(12,221,320)
Corporate expense allocation (Note 2(1))		7,008		7,008				7,008
Share-based compensation (Note 19)		90,972		82,646				82,646	8,326
Exercise of share options of the Company		9,703	313	9,390				9,703
Exercise of share options of the Company (in shares)			5,141,622
Exercise of share option of a foreign subsidiary		6,790		1,441				1,441	5,349
Cumulative currency translation adjustments of the Company	1,154	7,260				7,260		7,260
Cumulative currency translation adjustments of subsidiaries	(8,429)	(53,052)				(33,466)		(33,466)	(19,586)
Unrealized gain/loss on marketable securities	(245)	(1,540)				(1,540)		(1,540)
Appropriations to statutory reserves					5,520		(5,520)
Distribution to Shanda		(824)		64,185			(65,009)	(824)
Dividends declared to shareholders		(1,823,314)					(1,823,314)	(1,823,314)
Change of equity in an affiliated company of a subsidiary		(1,995)		(1,023)				(1,023)	(972)
Non-controlling interests arising from acquisition		4,062							4,062
Redeemable non-controlling interests redemption value accretion (Note 4)		(558)					(558)	(558)
Net income	204,323	1,285,989					1,264,874	1,264,874	21,115
Balance at Dec. 31, 2011	$ 572,463	3,603,028	40,918	1,561,343	147,083	(68,480)	1,665,006	3,345,870	257,158
Balance (in shares) at Dec. 31, 2011			560,309,556